Consolidated Balance Sheets (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Common shares, Shares issued	46,833	46,871	46,708
Granite Common Shares
Consolidated Balance Sheets
Common shares, Shares issued	46,833	46,871	46,161
Class B Common Shares
Consolidated Balance Sheets
Common shares, Shares issued			547